Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Government Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EVGOX
Eaton Vance Government Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECGOX
Eaton Vance Government Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIGOX
Eaton Vance Government Opportunities Fund | Class R
Risk/Return:
Trading Symbol	ERGOX